Earnings per share (Tables)	9 Months Ended
Sep. 30, 2026
Earnings per share [abstract]
Schedule of earnings per share	The following table presents the calculation of basic earnings per share (in thousands, except share and per share amounts):

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Numerator:
Profit attributable to DoubleDown Interactive Co., Ltd.	$18,355	$32,721	$86,609	$78,409
Weighted average shares outstanding - basic	2,477,672	2,477,672	2,477,672	2,477,672
Basic earnings per share	$7.41	$13.21	$34.96	$31.65